Net interest income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net interest income
Balances at central banks and loans to banks - amortised cost	£ 2,070	£ 1,722
Loans to customers - amortised cost	8,924	7,130
Other financial assets	1,296	630
Interest receivable	12,290	9,482
Balances with banks	695	402
Customer deposits	4,151	1,695
Other financial liabilities	1,575	1,345
Subordinated liabilities	237	221
Internal funding of trading businesses	224	93
Interest payable	6,882	3,756
Net interest income	£ 5,408	£ 5,726